Segment information - Summary of Products and Services (Details) - product	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of products individually accounted for 5% or more of revenue in each year	8	8	8
Fabric | Home Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	15.00%	15.00%	15.00%
Ice Cream | Ice Cream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	14.00%	13.00%	13.00%
Hair Care | Beauty & Wellbeing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	10.00%	10.00%	11.00%
Cooking Aids | Foods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	10.00%	10.00%	10.00%
Skin Cleansing | Personal Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	10.00%	10.00%	10.00%
Deodorant | Personal Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	9.00%	9.00%	8.00%
Skin Care | Beauty & Wellbeing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	7.00%	7.00%	7.00%
Condiments | Foods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	7.00%	7.00%	6.00%
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	18.00%	19.00%	20.00%